PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS
Schedule of movement in provisions

	Income tax provisions	Indirect tax provisions	Decommissioning provision	Legal provision	Other provisions	Total
Cost
As of January 1, 2016	282	65	87	919	17	1,370
Acquisitions	—	—	5	1	—	6
Divestments	—	(3)	—	—	(1)	(4)
Arising during the year	67	63	1	75	45	251
Utilized	(21)	(24)	—	(821)	(30)	(896)
Unused amounts reversed	(13)	(5)	(1)	(16)	1	(34)
Discount rate adjustment and imputed interest (change in estimate)	—	—	1	—	—	1
Translation adjustments and other	(71)	—	5	(1)	(5)	(72)

As of December 31, 2016	244	96	98	157	27	622

Current	3	—	98	45	2	148
Non-current	241	96	—	112	25	474
As of January 1, 2017	244	96	98	157	27	622
Arising during the year	57	28	5	28	26	144
Reclassified to assets held for sale	(1)	—	(11)	—	—	(12)
Utilized	(4)	(16)	(1)	(66)	(13)	(100)
Unused amounts reversed	(32)	(4)	(2)	(68)	(9)	(115)
Discount rate adjustment and imputed interest (change in estimate)	—	—	10	—	—	10
Translation adjustments and other	(6)	(6)	—	(2)	3	(11)

As of December 31, 2017	258	98	99	49	34	538

Non-current	—	—	99	16	1	116
Current	258	98	—	33	33	422